UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         June 30, 2004

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  55 Railroad Avenue, 3rd Floor
          Greenwich, CT 06830

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (203) 422-8000

Signature, Place and Date of Signing:

Andrew Jacobson     Greenwich, CT       July 23, 2004

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      56

Form 13F Information Table Value Total:      $143,016,380.40



List of Other Included Managers:




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FORM 13F INFORMATION TABLE

                                                 Value  Shares/Sh/PutInvestm
Other   Voting Authority
      Name of Issuer      Title of Class  CUSIP  (x $100Prn AmtPrn
CaDiscretManagers  Sole  SharedNone




Kerzner International Ltd        Shs	 P6065Y107 1422 29900Sh    Sole
29900     0    0
ICICI BK LTD        ADR	 45104G104 770 63700Sh    Sole
63700    0    0
Viacom Inc       CL A	 925524100 912 25100Sh    Sole
25100   0    0
Varian Med Sys Inc       Com	 92220P105 428 5400Sh    Sole
5400    0    0
Toro Co       Com	 8910292108 1520 21700Sh    Sole
21700    0    0
Toll Brothers Inc       Com	 889778103 1011 23900Sh    Sole
23900    0    0
Rohm & Haas Co       Com	 775371107 952 22900Sh    Sole
22900    0    0
Rogers Corp       Com	 775133101 657 9400Sh    Sole
9400    0    0
Qualcomm Inc       Com	 747525103 2269 31100Sh    Sole
31100    0    0
Pizer Inc       Com	 717081103 1662 48500Sh    Sole
48500    0    0
Nextel Communications Inc       CL A	 65332V103 2410 90400Sh    Sole
90400    0    0
MBNA Corp       Com	 55262L100 642 24900Sh    Sole
24900    0    0
Lucent Technologies Inc        Com	 549463107 314 83100Sh    Sole
83100     0    0
Joy Global Inc        Com	 481165108 146 4900Sh    Sole
4900    0    0
International Game Technology        Com	 459902102 1968 51000Sh    Sole
51000     0    0
Ingersoll-Rand Company ltd        CL A	 G4776G101 2151 31500Sh    Sole
31500     0    0
Goldman Sachs Group Inc        Com	 38141G104 866 9200Sh    Sole
9200     0    0
Corning Inc       Com	 219350105 1098 84100Sh    Sole
84100     0    0
Citigroup Inc       Com	 172967101 1157 24900Sh    Sole
24900     0    0
Chicos Fas Inc       Com	 168615102 1047 23200Sh    Sole
23200     0    0
Becton Dickenson & Co       Com	 075887109 927 17900Sh    Sole
17900     0    0
Alberto Culver Co       Com	 013068101 1434 28600Sh    Sole
28600     0    0
Cree       Com	 225447101 613 26500Sh    Sole
26500     0    0
Open JT STK Co-Vimpel Commun       Sponsored ADR	 68370R109 597 6200Sh    Sole
6200    0    0
Tyco Intl Ltd New        Com	 902124106 1077 32500Sh    Sole
32500     0    0
GlobalSantaFe Corp        SHS	 G3930E01 983 37100Sh    Sole
37100     0    0
American Express CO        COM	025816109 1356 26400Sh    Sole
26400     0    0
Avaya INC        COM	053499109 371 23500Sh    Sole
23500     0    0
Best Buy INC         COM   086516101 1293 25500Sh    Sole
25500     0    0
Brunswick Corp         COM   117043109 2643 64800Sh    Sole
64800    0    0
Conmed Corp          COM   207410101 471 17200Sh    Sole
17200   0    0
Hewlitt Packard Co        COM	428236103 474 22500Sh    Sole
22500   0    0
Intl Paper Co                COM   460146103 978 21900Sh    Sole
21900   0    0
L-3 Communications Hldgs Inc        COM   502424904 2004 30000Sh    Sole
30000   0    0
Rayovac Corp        COM   755081106 1919 68300Sh    Sole
68300   0    0
Tektronix Inc       Com 	879131100 520 15300Sh    Sole
15300   0    0
Tifany and Co New       Com 	886547108 976 26500Sh    Sole
26500   0    0
Timberland Co      Com 	887100105 1285 19900Sh    Sole
19900   0    0
Timken Co      Com 	887389104 633 23900Sh    Sole
23900   0    0
Veritas DGC Inc     Com 	92343P107 681 29400Sh    Sole
29400   0    0
TXU Corp    Com 	873168108 1596 39400Sh    Sole
39400   0    0
Check Point Software Tech LT    Ord 	M22465104 37926 1405200Sh    Sole
1405200   0    0
Fomento Economico Mexicano S    Spon Adr 	344419106 1146 25000Sh    Sole
25000   0    0
Unibanco-Uniao De Bancos Bra     GDR Rep Pfd UT 	90458E107 2107 106600Sh    Sole        106600   0    0
Grupo Televisa SA DE CV     SP ADR REP Ord 	40049J206 45011 994300Sh    Sole
994300   0    0
Amazon Com Inc     Com 	023135106 935 17200Sh    Sole
17200   0    0
Bank of America Corporation     Com 	060505104 221 2620Sh    Sole
2620   0    0
Beverly Enterprises Inc     Com New 	087851309 1284 149400Sh    Sole
149400   0    0
Boston Science Corp     Com  	101137107 988 23100Sh    Sole
23100   0    0
Coca Cola Enterprises Inc     Com  	191219104 1695 58500Sh    Sole
58500   0    0
Gap Inc Del     Com  	364760108 873 36000Sh    Sole
36000   0    0
General Elec Co     Com  	369604103 498 15400Sh    Sole
15400   0    0
Johnson & Johnson     Com  	478160104 2862 51400Sh    Sole
51400   0    0
Newfield Expl Co     Com  	651290108 468 8400Sh    Sole
8400   0    0
Nike Inc     CL B  	654106103 189 2500Sh    Sole
2500   0    0
Symantec Corp     Com  	871503108 556 12700Sh    Sole
12700   0    0


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